Note 1 - Nature of Operations (Details Narrative) - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Nov. 30, 2016
Note 1 - Nature Of Operations Details Narrative
Net loss	CAD (1,805,329)	CAD (2,000,077)	CAD (3,796,190)	CAD (4,120,117)
Accumulated Deficit	CAD (66,812,209)		CAD (66,812,209)		CAD (63,016,019)